Shareholder Report, Line Graph (Details) 194704_Overlay Shares Core Bond ETF_TF_TSR Annual {TF} - USD ($)								12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Sep. 30, 2019	Aug. 31, 2026
Overlay Shares Core Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name								Overlay Shares Core Bond ETF NAV
Accumulated Value	$ 10,808	$ 10,550	$ 9,562	$ 9,623	$ 11,264	$ 10,922	$ 10,000	$ 11,288
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg US Aggregate Bond Index
Accumulated Value	$ 10,348	$ 10,033	$ 9,351	$ 9,464	$ 10,695	$ 10,704	$ 10,000	$ 10,543